Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Subscription services	$ 70,387	$ 58,844
Term-license	27,653	23,135
Total subscription	98,040	81,979
Perpetual license and other	10,300	18,125
Professional services	16,618	12,347
Total revenue	124,958	112,451
Cost of revenue:
Subscription services	8,112	4,674
Term-license	368	895
Total subscription	8,480	5,569
Perpetual license and other	5,498	2,876
Professional services	10,103	9,822
Total cost of revenue	24,081	18,267
Gross profit	100,877	94,184
Operating expenses:
Research and development	39,251	30,281
Sales and marketing	48,151	35,027
General and administrative	21,020	16,268
Total operating expenses	108,422	81,576
Operating (loss) income	(7,545)	12,608
Financial income, net	94,866	862
Income before tax	87,321	13,470
Tax (income) expense	(1,314)	2,084
Net income	$ 88,635	$ 11,386
Earnings per share
Basic (in Dollars per share)	$ 0.47	$ 0.03	[1]
Diluted (in Dollars per share)	$ 0.44	$ 0.02	[1]
Weighted average shares outstanding
Basic (in Shares)	181,217,005	125,106,697	[1]
Diluted (in Shares)	194,355,966	125,106,697	[1]
Other comprehensive income:
Unrealized loss on hedging transactions	$ (2,907)	$ (1,266)
Unrealized loss on Marketable securities	(286)
Currency translation adjustments	812	55
Total other comprehensive loss, net of tax	(2,381)	(1,211)
Total other comprehensive income	$ 86,254	$ 10,175

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse share split.